Key management compensation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Key Management Compensation
The compensation for key management, which comprises Turquoise Hill’s directors, Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer, in respect of employee services is as follows:

	Year Ended December 31,
	2019	2018

Salaries, director fees and other short term benefits	$3,520	$1,909

Post-employment benefits	214	27

Share based payment	1,370	1,262

	$5,104	$3,198